FINANCIAL INSTRUMENTS - Interest Rate Swap Contracts Outstanding (Details) - FVTPL - Interest rate SWAP - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 852	$ 3,416
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current financial assets	852
Financial assets		3,416
Cash flow hedges | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15	15
Current financial assets	$ 181
Financial assets		$ 771
Cash flow hedges | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%	0.647%
Cash flow hedges | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Notional		$ 15
Financial assets		$ 155
Cash flow hedges | Settlement 2 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable		0.511%
Cash flow hedges | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20	$ 20
Current financial assets	$ 245
Financial assets		$ 1,045
Cash flow hedges | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%	0.566%
Cash flow hedges | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 25	$ 25
Current financial assets	$ 426
Financial assets		$ 1,445
Cash flow hedges | Settlement 4 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.355%	0.355%